Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2014
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

9. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.

As of June 30, 2014, the Company had 9 interest rate swaps outstanding, of $2.0 billion notional amount, maturing from September 2014 through November 2017.

Tabular disclosure of the financial instruments is as follows:

Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2013 Fair value	June 30, 2014 Fair value
Interest rate swaps	Financial Instruments non-current assets	$13,517	$9,531
Interest rate swaps	Financial Instruments current liabilities	(30,266)	(25,896)
Interest rate swaps	Financial Instruments non-current liabilities	(15,557)	(11,309)
Total derivatives		$(32,306)	$(27,674)

During the six-month periods ended June 30, 2013 and 2014, the losses transferred from accumulated other comprehensive loss in the accompanying unaudited interim condensed consolidated statements of operations were $518 and $517, respectively. The estimated  net amount of existing losses at June 30, 2014, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $1,034.

 The effects of derivative instruments not designated or qualifying as hedging instruments on the unaudited interim condensed consolidated statements of operations is as follows:

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Six-month period ended June 30, 2013	Six-month period ended June 30, 2014
Interest rate swaps	Gain/ (Loss) on interest rate swaps, net	19,871	(10,167)

Total		19,871	$ (10,167)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The carrying value approximates the fair market value for floating rate loans. The carrying value of non- current restricted cash receiving floating interest rate approximates the fair value. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Senior Unsecured Notes and the Drill Rigs Senior Notes have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). The fair value of the outstanding balance of the $1.9 billion Term Loan B Facility which has a fixed rate is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above 9.5% Senior Unsecured Notes, Drill Rigs Senior Notes and loans at December 31, 2013, is approximately $531,250, $863,504 and $1,951,790, respectively compared to a carrying value net of finance fees of $493,915, $784,485 and $1,839,170, respectively. The estimated fair value of the above 7.25% Senior Unsecured Notes, Drill Rigs Senior Notes and loans at June 30, 2014, is approximately $501,250, $828,000 and $1,826,474 respectively, compared to a carrying value, net of finance fees, of $491,451, $786,306 and $1,831,254 , respectively.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

 Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$9,531	-	9,531	$-
Interest rate swaps-liability position	(37,205)	-	(37,205)	-
Total	$(27,674)	-	(27,674)	$-